NATIONWIDE MUTUAL FUNDS
Nationwide Global Financial Services Fund
Nationwide Health Sciences Fund
Nationwide Natural Resources Fund
Nationwide Technology and Communications Fund
Nationwide Global Utilities Fund

Supplement Dated May 6, 2008
to the Prospectus Dated February 28, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

The information regarding exemptions from minimum investment requirements found on page 40 of the Prospectus is restated as follows:

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

PS-SEC-1 4/08

NATIONWIDE MUTUAL FUNDS

Nationwide Value Fund

     Supplement Dated May 6, 2008
to the Prospectus Dated February 28, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

The information regarding exemptions from minimum investment requirements found on page 18 of the Prospectus is restated as follows:

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

PS-VAL-1 4/08

NATIONWIDE MUTUAL FUNDS
Nationwide Mid Cap Growth Leaders Fund
Nationwide Leaders Fund
Nationwide Small Cap Leaders Fund
Nationwide U.S. Growth Leaders Fund
Nationwide Worldwide Leaders Fund

Supplement Dated May 6, 2008
to the Prospectus Dated February 28, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1.	The bar chart on page 5 of the Prospectus reflecting Annual Total Returns for the Nationwide Mid Cap Growth Leaders Fund is deleted and replaced with the following:

Annual Total Returns – Class D Shares (Years Ended December 31)

Best Quarter: 23.56% - 1st qtr. of 2000 Worst Quarter: -36.86% - 1st qtr. of 2001

PS-LDRS-1 4/08

2.	The bar chart on page 9 of the Prospectus reflecting Annual Total Returns for the Nationwide Leaders Fund is deleted and replaced with the following:

Annual Total Returns – Class A Shares (Years Ended December 31)

Best Quarter: 14.10% - 2nd qtr. of 2003 Worst Quarter: -16.30% - 3rd qtr. of 2002

3.	The bar chart on page 18 of the Prospectus reflecting Annual Total Returns for the Nationwide U.S. Growth Leaders Fund is deleted and replaced with the following:

Annual Total Returns – Class A Shares (Years Ended December 31)

Best Quarter: 24.50% - 2nd qtr. of 2003 Worst Quarter: -15.70% - 2nd qtr. of 2002

4.	The bar chart on page 22 of the Prospectus reflecting Annual Total Returns for the Nationwide Worldwide Leaders Fund is deleted and replaced with the following:

Annual Total Returns – Class A Shares (Years Ended December 31)

Best Quarter: 19.71% - 2nd qtr. of 2003 Worst Quarter: -18.41% - 3rd qtr. of 2002

5.	The information regarding exemptions from minimum investment requirements found on page 40 of the Prospectus is restated as follows:

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS
Nationwide Growth Fund
Nationwide Large Cap Value Fund
Nationwide Mid Cap Growth Fund
Nationwide Fund
Nationwide Value Opportunities Fund

Supplement Dated May 6, 2008
to the Prospectus Dated February 28, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1.	The bar chart on page 5 of the Prospectus reflecting Annual Total Returns for the Nationwide Growth Fund is deleted and replaced with the following:

Annual Total Returns – Class D Shares (Years Ended December 31)

Best Quarter: 16.60% - 1st qtr. of 1998 Worst Quarter: -28.00% - 1st qtr. of 2001

2.	On page 5 of the Prospectus, Average Annual Total Returns of the Nationwide Growth Fund as of December 31, 2007 for Class D shares – Before Taxes is restated as follows:

	1 Year	5 Years	10 Years

Class D shares – Before Taxes	14.18%	13.22%	-0.36%

PS-CEQ-1
4/08

3.	The bar chart on page 21 of the Prospectus reflecting Annual Total Returns for the Nationwide Value Opportunities Fund is deleted and replaced with the following:

Annual Total Returns – Class A Shares (Years Ended December 31)

Best Quarter: 18.51% - 2nd qtr. of 2003 Worst Quarter: -16.45% - 3rd qtr. of 2002

4.	The information regarding exemptions from minimum investment requirements found on page 36 of the Prospectus is restated as follows:

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

PS-SC-1
4/08

NATIONWIDE MUTUAL FUNDS
Nationwide Small Cap Fund
Nationwide Small Cap Core Fund
Nationwide Small Cap Growth Opportunities Fund
Nationwide Small Cap Value Fund

Supplement Dated May 6, 2008
to the Prospectus Dated February 28, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1.	On page 5 of the Prospectus, Average Annual Total Returns of the Nationwide Small Cap Fund as of December 31, 2007 for Class A shares – After Taxes on Distributions is restated as follows:

	1 Year	5 Years	Since Inception
			(Nov. 2, 1998)

Class A shares – After Taxes on	-17.98%	17.67%	9.73%
Distributions

2.	On page 19 of the Prospectus, Average Annual Total Returns of the Nationwide Small Cap Value Fund as of December 31, 2007 for Class R shares – Before Taxes is restated as follows:

	1 Year	Since Inception
		(Sept. 26, 2006)

Class R shares – Before Taxes	-7.39%	-0.63%

3.	The information regarding exemptions from minimum investment requirements found on page 34 of the Prospectus is restated as follows:

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

PS-SC-1

4/08

NATIONWIDE MUTUAL FUNDS
Nationwide Destination 2010 Fund
Nationwide Destination 2015 Fund
Nationwide Destination 2020 Fund
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Retirement Income Fund

Supplement Dated May 6, 2008
to the Prospectus Dated February 28, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

The information regarding exemptions from minimum investment requirements found on page 27 of the Prospectus is restated as follows:

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

PS-TD-1

4/08

NATIONWIDE MUTUAL FUNDS Nationwide China Opportunities Fund Nationwide Emerging Markets Fund Nationwide International Growth Fund Supplement Dated May 6, 2008 to the Prospectus Dated February 28, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1.	On page 19 of the Prospectus, the Actual Management Fees Paid by the Nationwide China Opportunities Fund during the fiscal year ended October 31, 2007 (expressed as a percentage of the Fund’s daily net assets and taking into account any applicable waivers) was 1.31%.

2.	The information regarding exemptions from minimum investment requirements found on page 29 of the Prospectus is restated as follows:

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

PS-INT-1 4/08

NATIONWIDE MUTUAL FUNDS
Nationwide Hedged Core Equity Fund
Nationwide Market Neutral Fund
Nationwide U.S. Growth Leaders Long-Short Fund

Supplement Dated May 6, 2008
to the Prospectus Dated February 28, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1.	On page 17 of the Prospectus, the Fees and Expenses for the Nationwide U.S. Growth Leaders Long-Short Fund are restated as follows:

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund depending on which share class you select.

					Institutional
Shareholder Fees (paid directly from	Class A	Class B	Class C	Class R	Service Class	Institutional
your investment)[1]	Shares	Shares	Shares	Shares	Shares	Class
						Shares

Maximum Sales Charge (Load) imposed	5.75%[2]	None	None	None	None	None
upon purchases (as a percentage of
offering price)

Maximum Deferred Sales Charge (Load)	None[3]	5.00%[4]	1.00%[5]	None	None	None
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)

Redemption/Exchange Fee (as a	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
percentage of amount redeemed or
exchanged)[6]

Annual Fund Operating Expenses
(expenses that are deducted from
Fund assets)

Management Fees (paid to have the	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Fund's investments professionally
managed)

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None	None
(paid from Fund assets to cover the cost
of sales, promotions and other
distribution activities, as well as certain
shareholder servicing costs)

Other Expenses[7]

Short-Sale Dividend Expenses[8]	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%

Remainder of Other Expenses	0.21%	0.20%	0.20%	0.40%	0.20%	0.20%

Total of Other Expenses	0.90%	0.89%	0.89%	1.09%	0.89%	0.89%

Amount of Fee Waiver[9]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%

Total Annual Fund Operating Expenses	2.40%	3.14%	3.14%	2.84%	2.14%	2.14%

Acquired Fund (Indirect Underlying	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Fund) Annual Operating Expenses[10]

Total Direct and Acquired Fund Annual	2.49%	3.23%	3.23%	2.93%	2.23%	2.23%
Operating Expenses

PS-CNCPT-1
4/08

1 If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2 The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Nationwide Funds: Choosing a Share Class—Reduction and Waiver of Class A Sales Charges.

3 A contingent deferred sales charge (CDSC) of up to 1.00% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. Section 4, Investing with Nationwide Funds: Purchasing Class A Shares without a Sales Charge.

4 A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Nationwide Funds: Choosing a Share Class—Class B Shares.

5 A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Nationwide Funds: Choosing a Share Class—Class C Shares.

6 A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Nationwide Funds: Selling Shares— Exchange and Redemption Fees.

7 “Other Expenses” include administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R and Institutional Service Class shares. For the year ended October 31, 2007, administrative services fees for Class A and Class R shares were 0.01% and 0.20%, respectively.

Administrative services fees for Institutional Service Class shares are estimated to be 0% for the current fiscal year. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.

8 The Fund’s principal investment strategies include selling securities short. When a cash dividend is declared on a security for which the Fund has a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security (“short-sale dividend expense”), and this obligation must be disclosed as a Fund expense under “Total of Other Expenses" and "Total Annual Fund Operating Expenses.” However, any such dividend on a security sold short generally reduces the market value of the shorted security—thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on its short-sale transaction.

9 The Trust and the Adviser have entered into a written contract under which the Adviser has agreed to waive an amount equal to 0.25% from its management fee. Pursuant to a separate written contract, the Adviser has also agreed to limit the Fund’s operating expenses to 1.65% . Both the waiver and the expense limitation run at least through May 1, 2009 and apply to all share classes. The expense limitation excludes certain Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreements. If the maximum amount of administrative services fees were charged, the “Total Direct and Acquired Fund Annual Operating Expenses” could increase to 2.73% for Class A shares, 2.98% for Class R shares and 2.48% for Institutional Service Class shares before the Adviser would be required to further limit the Fund’s expenses. Currently, all share classes are operating below the expense limit.

10 Reflects the Fund’s investment in shares of one or more other investment companies, as permitted by the Fund’s policies.

2.	The information regarding exemptions from minimum investment requirements found on page 31 of the Prospectus is restated as follows:

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS NorthPointe Small Cap Growth Fund NorthPointe Small Cap Value Fund Supplement Dated May 6, 2008 to the Prospectus Dated February 28, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1.	On page 13 of the Prospectus, the Actual Management Fee Paid for the fiscal year ended October 31, 2007 by the NorthPointe Small Cap Value Fund was 0.85%.

2.	The information regarding exemptions from minimum investment requirements found on page 22 of the Prospectus is restated as follows:

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

PS-NP-1

4/08

NATIONWIDE MUTUAL FUNDS
Nationwide Optimal Allocations Fund: Defensive
Nationwide Optimal Allocations Fund: Moderate
Nationwide Optimal Allocations Fund: Moderate Growth
Nationwide Optimal Allocations Fund: Growth
Nationwide Optimal Allocations Fund: Specialty

Supplement Dated May 6, 2008 to the Prospectus Dated February 28, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1.	On page 10 of the Prospectus, in the chart showing Average Annual Total Returns as of December 31, 2007 for the Optimal Allocations Fund: Defensive, the information provided for the 1 Year performance of the Fund’s Class A shares – After Taxes on Distributions and Sales of Shares is restated as 0.97%.

2.	On page 11 of the Prospectus, in the chart showing Average Annual Total Returns as of December 31, 2007 for the Optimal Allocations Fund: Moderate, the information provided for the 1 Year performance of the S&P 500® Index is restated as 5.49%.

3.	On page 16 of the Prospectus, in the Example of the expenses of investing in the Optimal Allocations Fund: Moderate, the cost of investing in Class A shares of the Fund for one year is restated as $711.

4.	The information regarding exemptions from minimum investment requirements found on page 28 of the Prospectus is restated as follows:

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

PS-OPT-1 4/08

NATIONWIDE MUTUAL FUNDS Nationwide Micro Cap Equity Fund Supplement Dated May 6, 2008 to the Prospectus Dated February 28, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1.	On page 6 of the Prospectus, the table showing the Fund’s Fees and Expenses is deleted in its entirety and replaced with the following:

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund, depending on the share class you select.

					Institutional
Shareholder Fees (paid directly	Class A	Class B	Class C	Class R	Service	Institutional
from your investment)[1]	Shares	Shares	Shares	Shares	Class Shares	Class Shares

Maximum Sales Charge (Load)
imposed upon purchases (as a
percentage of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge
(Load) imposed upon redemptions
(as a percentage of offering or sale
price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Redemption/Exchange Fee (as a
percentage of amount redeemed or
exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses
(expenses that are deducted from
Fund assets)

Management Fees (paid to have the
Fund’s investments professionally
managed)	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Distribution and/or Service (12b-1)
Fees (paid from Fund assets to
cover the cost of sales, promotions
and other distribution activities, as
well as certain shareholder
servicing costs)	0.25%	1.00%	1.00%	0.50%	None	None

Other Expenses[7]	0.27%	0.25%	0.25%	0.45%	0.25%	0.25%

Total Annual Fund Operating
Expenses[8]	1.77%	2.50%	2.50%	2.20%	1.50%	1.50%

1	If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2	The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Nationwide Funds: Choosing a Share Class – Reduction and Waiver of Class A Sales Charges.

3	A contingent deferred sales charge (CDSC) of up to 1% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Nationwide Funds: Purchasing Class A Shares without a Sales Charge.

4	A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Nationwide Funds: Choosing a Share Class – Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Nationwide Funds: Choosing a Share Class – Class C Shares.

6	A redemption/exchange fee of 2% applies to shares redeemed or exchanged within 90 calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Nationwide Funds: Selling Shares--Exchange and Redemption Fees.

7	“Other Expenses" include administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R and Institutional Service Class shares. For the year ended October 31, 2007, administrative services fees for Class A, Class R and Institutional Service Class shares were 0.02%, 0.20% and 0%, respectively. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.

8	The Trust and the Adviser have entered into a written contract limiting operating expenses to 1.65% at least through May 1, 2009 for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, "Total Annual Fund Operating Expenses" could increase to 2.00% for Class A shares, 2.45% for Class R shares and 1.75% for Institutional Service Class shares before the Adviser would be required to further limit the Fund's expenses. Currently, all share classes are operating below the expense limitation.

2.	On page 9 of the Prospectus, the first paragraph under the heading “Management Fees” is restated as follows:

The Fund pays NFA a management fee based on its average daily net assets. The total aggregate management fee paid by the Fund for the fiscal year ended October 31, 2007, expressed as a percentage of average daily net assets and taking into account any applicable waivers, was 1.25% . NFA pays NorthPointe from the management fee it receives.

3.	The information regarding exemptions from minimum investment requirements found on page 18 of the Prospectus is restated as follows:

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-

based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS
Nationwide Bond Fund
Nationwide Government Bond Fund
Nationwide Tax-Free Income Fund

Class X and Class Y Shares

Supplement Dated May 6, 2008
to the Prospectus Dated February 28, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1.	The section titled “Nationwide Government Bond Fund” under “Portfolio Management” on page 16 of the Prospectus is hereby replaced with the following in order to include two additional portfolio managers:

Gary R. Hunt, CFA, is co-manager with joint responsibility for the day-to-day management of the Fund, including the selection of the Fund’s investments. Mr. Hunt has either managed or co-managed the Nationwide Government Bond Fund and its predecessor funds since March 1997. He joined Nationwide Insurance, an affiliate of the Adviser, in 1992 as a securities analyst. He is currently a Senior Investment Professional and manages the U.S. Treasury, Agency and Agency Mortgage-Backed sectors for Nationwide Insurance.

David A. Magan, CFA, is co-manager with joint responsibility for the day-to-day management of the Fund, including the selection of the Fund’s investments. Mr. Magan joined Nationwide Insurance in July 2005. Previously, he was a Senior Investment Analyst at Public Employees Retirement System of Ohio (2001-2005). He is currently a Senior Investment Professional and manages the Agency Mortgage Backed sector for Nationwide Insurance.

Srinath Sampath, CFA, ASA, is co-manager with joint responsibility for the day-to-day management of the Fund, including the selection of the Fund’s investments. Mr. Sampath joined Nationwide Insurance in 1996 as an Actuarial Analyst, becoming an Investment Analyst in 2000. He is currently a Senior Investment Professional and manages the Asset-Backed and Non-Agency Mortgage-Backed sectors for Nationwide Insurance.

2.	The information regarding exemptions from minimum investment requirements found on page 24 of the Prospectus is restated as follows:

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

PS-XY-1

4/08

NATIONWIDE MUTUAL FUNDS

     Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund

     Supplement Dated May 6, 2008 to the Prospectus Dated February 28, 2008 (as revised April 11, 2008)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1. On page 12 of the Prospectus, Footnote #7 is restated as follows:

The Trust and the Adviser have entered into a written contract limiting operating expenses for the shares of each Class of each Fund to 0.25% until at least May 1, 2009. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles, expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the “Total Direct and Acquired Fund Annual Operating Expenses” could increase to 0.99%, 0.97%, 0.97%, 1.00% and 1.01% for Class A shares, 1.24%, 1.22%, 1.22%, 1.25% and 1.26% for Class R shares and 0.99%, 0.97%, 0.97%, 1.00% and 1.01% for Service Class shares of the Aggressive, Moderately Aggressive, Moderate, Moderately Conservative and Conservative Funds, respectively, before the Adviser would be required to further limit the Fund’s expenses. Currently, all share classes are operating below the expense limit.

2.	The information regarding exemptions from minimum investment requirements found on page 24 of the Prospectus is restated as follows:

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

PS-ID-1

4/08

NATIONWIDE MUTUAL FUNDS Nationwide International Value Fund Nationwide U.S. Small Cap Value Fund

     Supplement Dated May 6, 2008 to the Prospectus Dated December 19, 2007 (as revised February 28, 2008)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

The information regarding exemptions from minimum investment requirements found on page 23 of the Prospectus is restated as follows:

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

PS-NVF-1 4/08